Debt - Additional Information (Details)				12 Months Ended
	Jun. 02, 2023 MXN ($)	Feb. 03, 2021 USD ($)	Nov. 20, 2020 USD ($)	Dec. 31, 2024 MXN ($) Stores	Dec. 31, 2024 USD ($) Stores	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)	Jul. 11, 2024	Jul. 10, 2024	Dec. 31, 2023 $ / shares	Jun. 20, 2023 MXN ($)
Schedule of debt [line items]
Conversion price | $ / shares										$ 86.25
Promissory notes						$ 449,716,000
Debt under promissory notes						449,716,000
Ending Balance				$ 1,033,458,000		5,661,905,000	$ 5,308,028,000
HSBC Supplier Finance Agreement
Schedule of debt [line items]
Principal amount under finance agreement	$ 450,000,000										$ 700,000,000
Convenant agreement least amount required to pass through the trust the cash flows from stores	$ 540,000,000
Credit line amount outstanding							0
Outstanding balance related to supplier finance arrangement				362,450,000		216,070,000
Santander
Schedule of debt [line items]
Aggregate limit of amounts invoiced under arrangement				$ 500,000,000
Number of stores | Stores				419	419
Minimum aggregate amount				$ 300,000,000
Revolving credit line				300,000,000
Available amount related to credit line				$ 152,795,000		284,080,000
Santander Credit Line
Schedule of debt [line items]
Promissory note maturity date				1	1
Available amount related to credit line				$ 179,045,000		117,855,000
Interest rate				2.00%				2.00%	3.15%
Santander and HSBC
Schedule of debt [line items]
Amount withdrew from revolving credit lines				$ 10,395,837,000		2,630,012,000	229,162,000
Repayment of amount drawn from revolving credit lines				10,395,837,000		$ 2,530,395,000	$ 146,635,000
Promissory Notes
Schedule of debt [line items]
Repayments of promissory notes payable				$ 396,485,000	$ 23,229,744
First Junior Convertible Promissory Note
Schedule of debt [line items]
Convertible promissory note amount			$ 7,500,000
Second Junior Convertible Promissory Note
Schedule of debt [line items]
Convertible promissory note amount		$ 7,500,000